Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Listed Funds Trust
Entity Central Index Key	0001683471
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Spear Alpha ETF
Shareholder Report [Line Items]
Fund Name	Spear Alpha ETF
Class Name	Spear Alpha ETF
Trading Symbol	SPRX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Spear Alpha ETF for the period of July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://spear-funds.com/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://spear-funds.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spear Alpha ETF	$43	0.75%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.75%
Net Assets	$ 144,357,216
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 426,475
Investment Company Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$144,357,216
Number of Holdings	22
Net Advisory Fee	$426,475
Portfolio Turnover	115%

Holdings [Text Block]

Top Sectors	(%)
Technology	40.6%
Communications	33.8%
Industrial	15.8%
Financial	4.6%
Utilities	4.1%
Cash & Other	1.1%

Top 10 Issuers	(%)
Astera Labs, Inc.	10.9%
Coherent Corp.	9.6%
Credo Technology Group Holding Ltd.	8.1%
Marvell Technology, Inc.	7.0%
NVIDIA Corp.	6.3%
Rocket Lab Corp.	6.1%
Applied Digital Corp.	5.0%
Ciena Corp.	4.8%
Terawulf, Inc.	4.6%
AST SpaceMobile, Inc.	4.4%

Updated Prospectus Web Address	https://spear-funds.com/